Cash and cash equivalents - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [line items]
Bank balances	$ 86	$ 67
Bank overdrafts	$ 55	$ 59